SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	18. SUBSEQUENT EVENTS From January to April, 2023, a total of 582,630 ordinary shares were issued to certain management personnel pursuant to the 2021 Plan.